Asset Retirement Obligations - Assumptions used to calculate the asset retirement obligation (Details) - Asset Retirement Obligation $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021
Assumptions
Significant unobservable input of liabilities	116	410
Undiscounted cash flows
Assumptions
Significant unobservable input of liabilities	1,932
Nominal discount rate
Assumptions
Significant unobservable input of liabilities	3.31	1,204	1.47
Long-term inflation rate
Assumptions
Significant unobservable input of liabilities	2.5		2.1